Intangible Assets and Goodwill - Key Assumptions Used in Impairment Testing (Details) $ in Thousands	Jan. 01, 2025 CAD ($)	Jan. 01, 2024 CAD ($)
Total intangible assets | Canadian Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 293,973	$ 74,175
Carrying value	$ 211,713	$ 266,399
Total intangible assets | Canadian Cannabis CGU | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.020	0.030
Total intangible assets | Canadian Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.178	0.120
Total intangible assets | Canadian Cannabis CGU | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.010	0.046
Total intangible assets | Plant Propagation CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 194,294	$ 192,729
Carrying value	$ 185,156	$ 172,475
Total intangible assets | Plant Propagation CGU | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Total intangible assets | Plant Propagation CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.110	0.100
Total intangible assets | Plant Propagation CGU | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.070	0.106
Total intangible assets | Australia Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 23,325
Carrying value	$ 14,338
Total intangible assets | Australia Cannabis CGU | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030
Total intangible assets | Australia Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.103
Total intangible assets | Australia Cannabis CGU | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.064
Total intangible assets | European Cannabis CGU
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 95,979	$ 48,143
Carrying value	$ 40,869	$ 46,904
Total intangible assets | European Cannabis CGU | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Total intangible assets | European Cannabis CGU | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.133	0.120
Total intangible assets | European Cannabis CGU | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.131	0.174
Goodwill | Cannabis Operating Segment
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 403,767	$ 138,395
Carrying value	$ 341,777	$ 333,721
Goodwill | Cannabis Operating Segment | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.025	0.030
Goodwill | Cannabis Operating Segment | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.153	0.120
Goodwill | Cannabis Operating Segment | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.064	0.046
Goodwill | Plant Propagation
Disclosure of detailed information about intangible assets [line items]
Fair value less cost to dispose	$ 194,294	$ 192,729
Carrying value	$ 185,156	$ 172,475
Goodwill | Plant Propagation | Terminal value growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.030	0.030
Goodwill | Plant Propagation | Discount rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.110	0.100
Goodwill | Plant Propagation | Revenue growth rate
Disclosure of detailed information about intangible assets [line items]
Significant unobservable input, assets	0.070	0.106